Guarantees in Insurance Contracts - Summary of Liabilities for Guarantees for Minimum Benefits (Detail)	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Liabilities under insurance contracts and reinsurance contracts issued [Line Items]
Beginning balance	€ 119,569,000,000
Ending balance	110,818,000,000	€ 119,569,000,000
Account value	122,168,000,000	120,929,000,000
Net amount at risk	194,063,000,000	203,610,000,000
United States [member] | Life contingent guarantees [member]
Liabilities under insurance contracts and reinsurance contracts issued [Line Items]
Beginning balance	1,381	1,359
Incurred guarantee benefits	(171)	130
Paid guarantee benefits	(86)	(148)
Net exchange differences	(153)	40
Ending balance	972	1,381
United States [member] | Life contingent guarantees [member] | Guaranteed Minimum Death Benefit 1 [member]
Liabilities under insurance contracts and reinsurance contracts issued [Line Items]
Beginning balance	531	544
Incurred guarantee benefits	(49)	48
Paid guarantee benefits	(60)	(75)
Net exchange differences	(58)	15
Ending balance	364	531
Account value	52,070	54,821
Net amount at risk	€ 1,309	€ 2,615
Average attained age of contract holders	69	69
United States [member] | Life contingent guarantees [member] | Guaranteed Minimum Income Benefit [member]
Liabilities under insurance contracts and reinsurance contracts issued [Line Items]
Beginning balance	€ 849	€ 816
Incurred guarantee benefits	(121)	83
Paid guarantee benefits	(26)	(74)
Net exchange differences	(94)	25
Ending balance	608	849
Account value	5,270	5,628
Net amount at risk	€ 474	€ 684
Average attained age of contract holders	70	69